(212) 474-1740

February 11, 2014

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Ronald E. Alper
cc:	John Reynolds
cc:	Brigitte Lippmann

Re:	The Jones Group Inc.
Preliminary Proxy Statement on Schedule 14A
Filed January 17, 2014
File No. 001-10746

Dear Mr. Alper:

We refer to the letter dated February 4, 2013 (the “Comment Letter”) from the U.S. Securities and Exchange Commission (the “SEC” or the “Commission”) to The Jones Group Inc., a Pennsylvania corporation (the “Company” or “we”) setting forth the comments of the staff of the SEC (the “Staff”) with respect to the Company’s Preliminary Proxy Statement on Schedule 14A, File No. 001-10746, filed on January 17, 2014 (the “Preliminary Proxy Statement”).

Concurrently with this response letter, the Company is electronically transmitting Amendment No. 1 to the Preliminary Proxy Statement (the “Amendment”). The Amendment includes revisions made in response to the comments of the Staff in the Comment Letter. We have enclosed for your convenience five clean copies of the Amendment and five copies of the Amendment that have been marked to show changes made to the originally filed Preliminary Proxy Statement.

The numbered paragraphs and headings below correspond to the paragraphs and headings set forth in the Comment Letter. Each of the Staff’s comments is set forth in bold, followed by the Company’s response to each comment. The page numbers in the responses refer to pages in the clean copy of the Amendment.

Securities and Exchange Commission

February 11, 2014

Preliminary Proxy Statement filed on January 17, 2014

General

1.	Please include the form of proxy. See Rule 14a-6(a).

Response: We have included the forms of proxy cards as an appendix at the end of the Amendment.

Litigation Related to the Merger, page 11

2.	Please provide us a copy of the complaints related to the merger.

Response: Concurrent with the filing of this response letter, we will provide hard copies of the complaints under separate cover. Please note that we have also revised the disclosures under “Summary Term Sheet—Litigation Relating to the Merger” on page 11 and “The Merger—Litigation Relating to the Merger” on pages 88-89 of the Amendment to include disclosure regarding complaints filed after the date that the Preliminary Proxy Statement was filed.

Background of the Merger, page 31

3.	You disclose that at the July 23, 2013 board meeting, Citigroup discussed the additional parties that had expressed interest in acquiring individual brands of the company, and that Citigroup and PJSC recommended that such parties not be included in the process at this point given the interest received from parties interested in buying the entire company or a significant portion thereof and the risks associated with including additional parties in the process. Please describe the risks associated with including such additional parties.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure under “The Merger—Background of the Merger” on page 39 of the Amendment.

4.	Please describe the “broad rationalization” of the business that senior management recommended the board consider at the July 29, 2013 board meeting.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure under “The Merger—Background of the Merger” on pages 39-40 of the Amendment.

Securities and Exchange Commission

February 11, 2014

5.	We note that on July 18, 2013, you received a preliminary indication of interest from the Whole Company Consortium for a price of $18 to $20. However, on September 16, 2013, representatives of the consortium indicated that their final proposal would be significantly lower based on “considerable reservations” regarding the value of the company. Please describe these reservations.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure under “The Merger—Background of the Merger” on page 43 of the Amendment.

6.	We note your disclosure that on November 22, 2013, the consultant reported to the board on alternative strategies. It appears that this report was materially related to the transaction. Please provide the disclosure required by Item 14(b)(6) of Schedule 14A and Item 1015(b) of Regulation M-A and also supplementally provide us a copy of any such report.

Response: The Company respectfully advises the Staff that the Company has determined that the presentation prepared by the consultant (the “Consultant”) and provided to the Board of Directors of the Company (the “Board”) on November 22, 2013 (such presentation, the “Consultant Presentation”) is not materially related to the transaction and as such the Company does not believe that any additional disclosure about the Consultant Presentation is required to be included in the proxy statement pursuant to Item 14(b)(6) of Schedule 14A and Item 1015(b) of Regulation M-A. As background for the Staff, and as described elsewhere in the section of the Amendment titled “The Merger—Background of the Merger”, if no major transaction to sell the Company or material parts of the Company were to occur as part of the strategic alternatives process then being undertaken by the Board, the Board and the Company’s management team intended to consider various other alternatives that may be available to the Company, including significant restructuring and operational changes. In furtherance of this, the Consultant was retained by the Board to assist the Board in evaluating such potential alternative courses of action, and the Consultant Presentation contained highly preliminary analyses related to certain alternatives that the Consultant determined would be worth exploring. The Consultant Presentation did not contain any analyses regarding the transaction with Sycamore, and at no point did the Consultant provide any such analyses or otherwise opine on the transaction with Sycamore.

Concurrent with the filing of this response letter, Willkie Farr & Gallagher LLP, counsel to the Consultant, is submitting to the Staff on behalf of the Consultant, for its review on a confidential basis, a copy of the Consultant Presentation. The presentation is being submitted pursuant to Rule 418 under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 12b-4 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Consultant requests that these materials be returned to it upon completion of the Staff’s review and that, pending such return, these materials be withheld from release. The presentation is not being filed with nor deemed part of the proxy statement nor any amendment thereto.

Securities and Exchange Commission

February 11, 2014

7.	We note your disclosure that at the November 22, 2013 board meeting, PJSC discussed the relative merits of the Sycamore proposal against the Hypothetical Restructuring and the Restructuring and Acquisition alternatives. We also note that PJSC calculated a projected range of illustrative future stock prices of $8.75 to $15.76 (assuming the Hypothetical Restructuring scenario) and $10.83 to $19.49 (assuming the Restructuring and Acquisition scenario). Please clarify why the board determined that the transaction with Sycamore continued to represent the best available alternative, given that the projected ranges for the alternatives were higher than $15 at the upper end of the ranges.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure under “The Merger—Background of the Merger” on pages 49-50 of the Amendment.

Recommendation of the Board; Reasons for the Transaction, page 53

8.	We note that the board attempted to negotiate the company’s ability to pay dividends between signing and closing. Please disclose the amount of the dividends that the company is restricted from paying and whether this was a principal factor considered by the board in deciding to enter into the merger agreement.

Response: In response to the Staff’s comment, the Company has supplemented the disclosures under “The Merger—Background of the Merger” on page 50 and “The Merger—Recommendation of the Board; Reasons for the Transaction” on page 57 of the Amendment.

Citigroup Global Markets Inc. Financial Analyses and Opinion, page 57

9.	We note that Citigroup provided its oral opinion to the board on December 19, 2013, which was subsequently confirmed in writing. We note that PJSC also provided a written opinion to the board. Please provide us a supplemental copy of any materials, such as board books, used in their presentation to the board. We may have additional comments after reviewing these materials.

Response: Concurrent with the filing of this response letter, Weil, Gotshal & Manges LLP, counsel to Citigroup Global Markets Inc. (“Citigroup”), is submitting to the Staff on behalf of Citigroup, for its review on a confidential

Securities and Exchange Commission

February 11, 2014

basis, a copy of the presentation made by Citigroup to the Board in relation to the fairness opinion that was delivered by Citigroup on December 19, 2013. The presentation is being submitted pursuant to Rule 418 under the Securities Act and Rule 12b-4 under the Exchange Act. Citigroup requests that these materials be returned to it upon completion of the Staff’s review and that, pending such return, these materials be withheld from release. The presentation is not being filed with nor deemed part of the proxy statement nor any amendment thereto.

Concurrent with the filing of this response letter, Kaye Scholer LLP, counsel to Peter J. Solomon Company (“PJSC”), is submitting to the Staff on behalf of PJSC, for its review on a confidential basis, a copy of the presentation made by PJSC to the Board in relation to the fairness opinion that was delivered by PJSC on December 16, 2013. The presentation is being submitted pursuant to Rule 418 under the Securities Act and Rule 12b-4 under the Exchange Act. PJSC requests that these materials be returned to it upon completion of the Staff’s review and that, pending such return, these materials be withheld from release. The presentation is not being filed with nor deemed part of the proxy statement nor any amendment thereto.

10.	Please clarify in the last sentence of the first paragraph that Citigroup has also consented to the use of the summary of its opinion in the proxy statement. According to the penultimate paragraph in Citigroup’s opinion, it appears that prior approval is required.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure under “The Merger—Citigroup Global Markets Inc. Financial Analyses and Opinion” on page 58 of the Amendment.

Certain Company Projections, page 69

11.	We note the disclaimer in the first paragraph on page 70 by the company, the board, and their affiliates and financial advisors regarding the projections. While it may be acceptable to include qualifying language concerning subjective analyses, it is inappropriate to disclaim responsibility for statements made in the filing. Please revise.

Response: In response to the Staff’s comment, the Company has revised the disclosure under “The Merger—Certain Company Projections” on page 71 of the Amendment.

Securities and Exchange Commission

February 11, 2014

The Merger Agreement, page 88

12.	We note the disclaimer in the second paragraph. Please be advised that notwithstanding the inclusion of a general disclaimer, you are responsible for considering whether additional specific disclosures of material information regarding contractual provisions are required to make the statements included in the filing not misleading. Please include disclosure acknowledging that if specific material facts exist that contradict the representations or warranties in the merger agreement, you have provided corrective disclosure.

Response: The Company acknowledges the Staff’s comment and in response has revised the disclosure under “The Merger Agreement—Explanatory Note Regarding the Merger Agreement” on page 90 of the Amendment.

The Company hereby acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that these responses adequately address the Staff’s comments. If the Staff has any questions concerning this response letter or requires further information, please do not hesitate to contact George F. Schoen at (212) 474-1740.

Very truly yours,

/s/ George F. Schoen
George F. Schoen